Combined Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
KSix, LLC and Affiliate [Member]
Accumulated depreciation	$ 7,005	$ 6,132
KSix Media, Inc. and Subsidiaries [Member]
Accumulated depreciation	19
Accumulated amortization	$ 8,352
Preferred stock, par value	$ 0.001
Preferred stock, shares authorized	100,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001
Common stock, shares authorized	30,000,000
Common stock, shares issued	21,000,000
Common stock, shares outstanding	21,000,000